UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2008

Date of reporting period: April 30, 2008

Item 1. Schedule of Investments:

Putnam RetirementReady® Funds
The fund's portfolios
4/30/08 (Unaudited)

2050 Fund

ASSET ALLOCATION FUNDS* --% (cost $-)	Shares	Value

Putnam Income Strategies Fund (Class Y)	-	$--

EQUITY FUNDS* 95.3%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	130,154	$1,227,355
Putnam Equity Income Fund (Class Y)	55,194	848,881
Putnam Fund for Growth and Income (Class Y)	58,854	854,566
Putnam International Equity Fund (Class Y)	41,840	1,110,860
Putnam International Growth and Income Fund (Class Y)	82,333	1,115,610
Putnam International New Opportunities Fund (Class Y)	61,516	1,094,981
Putnam Investors Fund (Class Y)	128,099	1,751,109
Putnam Mid Cap Value Fund (Class Y)	34,349	412,530
Putnam Vista Fund (Class Y)	37,439	426,436
Putnam Voyager Fund (Class Y)	92,549	1,722,338

Total Equity Funds (cost $11,699,783)		$10,564,666

FIXED INCOME FUNDS* 4.7%	Shares	Value

Putnam Diversified Income Trust (Class Y)	-	$--
Putnam High Yield Advantage Fund (Class Y)	36,024	217,945
Putnam Income Fund (Class Y)	31,821	209,699
Putnam Money Market Fund (Class A)	96,475	96,475

Total Fixed Income Funds (cost $535,098)		$524,119

TOTAL INVESTMENTS

Total investments (cost $12,234,881) (a)		$11,088,785

* Percentages indicated are based on net assets of $11,086,591

2045 Fund

ASSET ALLOCATION FUNDS* --% (cost $-)	Shares	Value

Putnam Income Strategies Fund (Class Y)	-	$--

EQUITY FUNDS* 93.4%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	261,284	$2,463,911
Putnam Equity Income Fund (Class Y)	112,875	1,736,010
Putnam Fund for Growth and Income (Class Y)	121,771	1,768,114
Putnam International Equity Fund (Class Y)	87,077	2,311,903
Putnam International Growth and Income Fund (Class Y)	169,639	2,298,613
Putnam International New Opportunities Fund (Class Y)	126,793	2,256,909
Putnam Investors Fund (Class Y)	261,080	3,568,962
Putnam Mid Cap Value Fund (Class Y)	67,160	806,593
Putnam Vista Fund (Class Y)	73,150	833,182
Putnam Voyager Fund (Class Y)	188,703	3,511,763

Total Equity Funds (cost $24,101,280)		$21,555,960

FIXED INCOME FUNDS* 6.3%	Shares	Value

Putnam Diversified Income Trust (Class Y)	20,905	$196,715
Putnam High Yield Advantage Fund (Class Y)	74,884	453,048
Putnam Income Fund (Class Y)	76,143	501,779
Putnam Money Market Fund (Class A)	310,431	310,431

Total Fixed Income Funds (cost $1,493,505)		$1,461,973

TOTAL INVESTMENTS

Total investments (cost $25,594,785) (a)		$23,017,933

* Percentages indicated are based on net assets of $23,077,515

2040 Fund

ASSET ALLOCATION FUNDS* --% (cost $-)	Shares	Value

Putnam Income Strategies Fund (Class Y)	-	$--

EQUITY FUNDS* 89.1%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	330,324	$3,114,952
Putnam Equity Income Fund (Class Y)	147,621	2,270,411
Putnam Fund for Growth and Income (Class Y)	157,181	2,282,262
Putnam International Equity Fund (Class Y)	107,610	2,857,053
Putnam International Growth and Income Fund (Class Y)	213,136	2,887,994
Putnam International New Opportunities Fund (Class Y)	159,283	2,835,233
Putnam Investors Fund (Class Y)	343,400	4,694,274
Putnam Mid Cap Value Fund (Class Y)	87,505	1,050,941
Putnam Vista Fund (Class Y)	95,355	1,086,088
Putnam Voyager Fund (Class Y)	248,187	4,618,755

Total Equity Funds (cost $30,970,841)		$27,697,963

FIXED INCOME FUNDS* 10.6%	Shares	Value

Putnam Diversified Income Trust (Class Y)	92,269	$868,256
Putnam High Yield Advantage Fund (Class Y)	116,157	702,751
Putnam Income Fund (Class Y)	153,539	1,011,820
Putnam Money Market Fund (Class A)	713,442	713,442

Total Fixed Income Funds (cost $3,371,249)		$3,296,269

TOTAL INVESTMENTS

Total investments (cost $34,342,090) (a)		$30,994,232

* Percentages indicated are based on net assets of $31,088,191

2035 Fund

ASSET ALLOCATION FUNDS* --% (cost $-)	Shares	Value

Putnam Income Strategies Fund (Class Y)	-	$--

EQUITY FUNDS* 84.8%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	501,458	$4,728,745
Putnam Equity Income Fund (Class Y)	229,481	3,529,414
Putnam Fund for Growth and Income (Class Y)	243,277	3,532,377
Putnam International Equity Fund (Class Y)	157,903	4,192,335
Putnam International Growth and Income Fund (Class Y)	319,640	4,331,116
Putnam International New Opportunities Fund (Class Y)	238,890	4,252,234
Putnam Investors Fund (Class Y)	534,156	7,301,912
Putnam Mid Cap Value Fund (Class Y)	134,802	1,618,972
Putnam Vista Fund (Class Y)	146,871	1,672,866
Putnam Voyager Fund (Class Y)	386,058	7,184,548

Total Equity Funds (cost $47,749,114)		$42,344,519

FIXED INCOME FUNDS* 15.0%	Shares	Value

Putnam Diversified Income Trust (Class Y)	235,398	$2,215,100
Putnam High Yield Advantage Fund (Class Y)	276,669	1,673,845
Putnam Income Fund (Class Y)	338,049	2,227,738
Putnam Money Market Fund (Class A)	1,399,596	1,399,596

Total Fixed Income Funds (cost $7,707,346)		$7,516,279

TOTAL INVESTMENTS

Total investments (cost $55,456,460) (a)		$49,860,798

* Percentages indicated are based on net assets of $49,945,826

2030 Fund

ASSET ALLOCATION FUNDS* --% (cost $-)	Shares	Value

Putnam Income Strategies Fund (Class Y)	-	$--

EQUITY FUNDS* 79.3%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	614,641	$5,796,068
Putnam Equity Income Fund (Class Y)	299,629	4,608,291
Putnam Fund for Growth and Income (Class Y)	324,203	4,707,422
Putnam International Equity Fund (Class Y)	217,307	5,769,495
Putnam International Growth and Income Fund (Class Y)	412,654	5,591,456
Putnam International New Opportunities Fund (Class Y)	308,389	5,489,316
Putnam Investors Fund (Class Y)	693,449	9,479,452
Putnam Mid Cap Value Fund (Class Y)	171,011	2,053,837
Putnam Vista Fund (Class Y)	186,364	2,122,680
Putnam Voyager Fund (Class Y)	501,181	9,326,985

Total Equity Funds (cost $62,186,804)		$54,945,002

FIXED INCOME FUNDS* 20.4%	Shares	Value

Putnam Diversified Income Trust (Class Y)	472,773	$4,448,791
Putnam High Yield Advantage Fund (Class Y)	505,894	3,060,657
Putnam Income Fund (Class Y)	624,725	4,116,938
Putnam Money Market Fund (Class A)	2,478,095	2,478,095

Total Fixed Income Funds (cost $14,470,019)		$14,104,481

TOTAL INVESTMENTS

Total investments (cost $76,656,823) (a)		$69,049,483

* Percentages indicated are based on net assets of $69,251,793

2025 Fund

ASSET ALLOCATION FUNDS* --% (cost $-)	Shares	Value

Putnam Income Strategies Fund (Class Y)	-	$--

EQUITY FUNDS* 73.1%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	710,595	$6,700,908
Putnam Equity Income Fund (Class Y)	356,728	5,486,479
Putnam Fund for Growth and Income (Class Y)	378,489	5,495,666
Putnam International Equity Fund (Class Y)	220,520	5,854,807
Putnam International Growth and Income Fund (Class Y)	442,264	5,992,681
Putnam International New Opportunities Fund (Class Y)	330,497	5,882,843
Putnam Investors Fund (Class Y)	831,339	11,364,418
Putnam Mid Cap Value Fund (Class Y)	191,116	2,295,305
Putnam Vista Fund (Class Y)	208,297	2,372,499
Putnam Voyager Fund (Class Y)	600,830	11,181,447

Total Equity Funds (cost $70,749,968)		$62,627,053

FIXED INCOME FUNDS* 26.8%	Shares	Value

Putnam Diversified Income Trust (Class Y)	754,752	$7,102,219
Putnam High Yield Advantage Fund (Class Y)	697,374	4,219,112
Putnam Income Fund (Class Y)	1,071,284	7,059,761
Putnam Money Market Fund (Class A)	4,549,776	4,549,776

Total Fixed Income Funds (cost $23,509,848)		$22,930,868

TOTAL INVESTMENTS

Total investments (cost $94,259,816) (a)		$85,557,921

* Percentages indicated are based on net assets of $85,677,447

2020 Fund

ASSET ALLOCATION FUNDS* 3.4% (cost $3,259,067)	Shares	Value

Putnam Income Strategies Fund (Class Y)	297,317	$3,196,161

EQUITY FUNDS* 61.9%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	748,558	$7,058,898
Putnam Equity Income Fund (Class Y)	360,724	5,547,933
Putnam Fund for Growth and Income (Class Y)	378,589	5,497,109
Putnam International Equity Fund (Class Y)	147,572	3,918,034
Putnam International Growth and Income Fund (Class Y)	322,891	4,375,178
Putnam International New Opportunities Fund (Class Y)	241,284	4,294,856
Putnam Investors Fund (Class Y)	836,727	11,438,062
Putnam Mid Cap Value Fund (Class Y)	197,310	2,369,690
Putnam Vista Fund (Class Y)	215,078	2,449,733
Putnam Voyager Fund (Class Y)	604,704	11,253,545

Total Equity Funds (cost $65,352,373)		$58,203,038

FIXED INCOME FUNDS* 34.5%	Shares	Value

Putnam Diversified Income Trust (Class Y)	1,090,851	$10,264,903
Putnam High Yield Advantage Fund (Class Y)	776,391	4,697,163
Putnam Income Fund (Class Y)	1,549,563	10,211,623
Putnam Money Market Fund (Class A)	7,286,402	7,286,402

Total Fixed Income Funds (cost $33,248,545)		$32,460,091

TOTAL INVESTMENTS

Total investments (cost $101,859,985) (a)		$93,859,290

* Percentages indicated are based on net assets of $94,008,889

2015 Fund

ASSET ALLOCATION FUNDS* 13.7% (cost $13,187,074)	Shares	Value

Putnam Income Strategies Fund (Class Y)	1,199,993	$12,899,927

EQUITY FUNDS* 41.8%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	664,678	$6,267,913
Putnam Equity Income Fund (Class Y)	261,654	4,024,239
Putnam Fund for Growth and Income (Class Y)	297,847	4,324,740
Putnam International Equity Fund (Class Y)	108,606	2,883,478
Putnam International Growth and Income Fund (Class Y)	106,146	1,438,273
Putnam International New Opportunities Fund (Class Y)	79,322	1,411,927
Putnam Investors Fund (Class Y)	610,046	8,339,333
Putnam Mid Cap Value Fund (Class Y)	99,067	1,189,799
Putnam Vista Fund (Class Y)	107,966	1,229,734
Putnam Voyager Fund (Class Y)	440,882	8,204,813

Total Equity Funds (cost $44,397,707)		$39,314,249

FIXED INCOME FUNDS* 44.3%	Shares	Value

Putnam Diversified Income Trust (Class Y)	1,590,491	$14,966,523
Putnam High Yield Advantage Fund (Class Y)	779,668	4,716,994
Putnam Income Fund (Class Y)	1,712,708	11,286,747
Putnam Money Market Fund (Class A)	10,753,637	10,753,637

Total Fixed Income Funds (cost $42,775,035)		$41,723,901

TOTAL INVESTMENTS

Total investments (cost $100,359,816) (a)		$93,938,077

* Percentages indicated are based on net assets of $94,151,037

2010 Fund

ASSET ALLOCATION FUNDS* 24.0% (cost $10,710,820)	Shares	Value

Putnam Income Strategies Fund (Class Y)	979,858	$10,533,470

EQUITY FUNDS* 23.5%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	238,091	$2,245,198
Putnam Equity Income Fund (Class Y)	87,064	1,339,050
Putnam Fund for Growth and Income (Class Y)	58,254	845,855
Putnam International Equity Fund (Class Y)	35,681	947,339
Putnam International Growth and Income Fund (Class Y)	-	--
Putnam International New Opportunities Fund (Class Y)	-	--
Putnam Investors Fund (Class Y)	182,103	2,489,342
Putnam Mid Cap Value Fund (Class Y)	-	--
Putnam Vista Fund (Class Y)	-	--
Putnam Voyager Fund (Class Y)	131,605	2,449,171

Total Equity Funds (cost $11,297,491)		$10,315,955

FIXED INCOME FUNDS* 52.2%	Shares	Value

Putnam Diversified Income Trust (Class Y)	957,086	$9,006,183
Putnam High Yield Advantage Fund (Class Y)	363,016	2,196,244
Putnam Income Fund (Class Y)	677,405	4,464,097
Putnam Money Market Fund (Class A)	7,264,591	7,264,591

Total Fixed Income Funds (cost $23,444,722)		$22,931,115

TOTAL INVESTMENTS

Total investments (cost $45,453,033) (a)		$43,780,540

* Percentages indicated are based on net assets of $43,887,621

Maturity Fund

ASSET ALLOCATION FUNDS* 35.8% (cost $8,515,463)	Shares	Value

Putnam Income Strategies Fund (Class Y)	778,625	$8,370,217

EQUITY FUNDS* 17.6%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	78,915	$744,169
Putnam Equity Income Fund (Class Y)	108,022	1,661,376
Putnam Fund for Growth and Income (Class Y)	-	--
Putnam International Equity Fund (Class Y)	-	--
Putnam International Growth and Income Fund (Class Y)	-	--
Putnam International New Opportunities Fund (Class Y)	-	--
Putnam Investors Fund (Class Y)	62,864	859,352
Putnam Mid Cap Value Fund (Class Y)	-	--
Putnam Vista Fund (Class Y)	-	--
Putnam Voyager Fund (Class Y)	45,431	845,463

Total Equity Funds (cost $4,495,892)		$4,110,360

FIXED INCOME FUNDS* 47.4%	Shares	Value

Putnam Diversified Income Trust (Class Y)	444,518	$4,182,915
Putnam High Yield Advantage Fund (Class Y)	197,126	1,192,613
Putnam Income Fund (Class Y)	167,460	1,103,561
Putnam Money Market Fund (Class A)	4,590,955	4,590,955

Total Fixed Income Funds (cost $11,290,452)		$11,070,044

TOTAL INVESTMENTS

Total investments (cost $24,301,807) (a)		$23,550,621

* Percentages indicated are based on net assets of $23,356,005

NOTES

(a) The aggregate identified cost on a tax basis as of period end were as follows:

			Net	Cost for
			Unrealized	Federal
	Unrealized	Unrealized	Appreciation/	Income Tax
	Appreciation	(Depreciation)	(Depreciation)	Purposes

RetirementReady
2050 Fund	$87,664	$(1,265,979)	$(1,178,315)	$12,267,100
2045 Fund	154,827	(2,795,142)	(2,640,315)	25,658,248
2040 Fund	158,775	(3,611,483)	(3,452,708)	34,446,940
2035 Fund	157,443	(5,958,366)	(5,800,923)	55,661,721
2030 Fund	135,254	(8,045,022)	(7,909,768)	76,959,251
2025 Fund	80,455	(9,233,865)	(9,153,410)	94,711,331
2020 Fund	-	(8,670,191)	(8,670,191)	102,529,481
2015 Fund	-	(7,183,775)	(7,183,775)	101,121,852
2010 Fund	-	(2,254,724)	(2,254,724)	46,035,264
Maturity Fund	-	(1,054,324)	(1,054,324)	24,604,945

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open. Each underlying Putnam Fund values its investments for which market quotations are readily available at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, each underlying Putnam Fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the underlying Putnam Fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that each underlying Putnam Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Transactions with affiliated issuers

Transactions during the period with companies in which the fund owned at least 5% or more of the outstanding voting securities, or a company which is under common ownership or control were as follows:

RetirementReady 2050 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Income Strategies Fund	$-	$-	$-	$-

Putnam Capital Opportunities Fund	1,316,238	1,981,842	10,528	1,227,355

Putnam Equity Income Fund	1,698,375	618,864	10,174	848,881

Putnam Fund for Growth and Income	1,429,689	4,232,508	24,885	854,566

Putnam International Equity Fund	1,719,659	5,249,294	38,311	1,110,860

Putnam International Growth and Income Fund	2,260,705	786,749	25,804	1,115,610

Putnam International New Opportunities Fund	2,080,930	823,577	20,694	1,094,981

Putnam Investors Fund	3,324,147	1,189,146	-	1,751,109

Putnam Mid Cap Value Fund	858,442	300,252	3,236	412,530

Putnam Vista Fund	787,466	291,039	-	426,436

Putnam Voyager Fund	1,651,968	3,925,238	-	1,722,338

Putnam Diversified Income Trust	-	-	-	-

Putnam High Yield Advantage Fund	423,271	190,783	11,989	217,945

Putnam Income Fund	249,215	687,030	15,665	209,699

Putnam Money Market Fund	100,333	158,840	4,221	96,475

Totals	$17,900,438	$20,435,162	$165,507	$11,088,785

Market values are shown for those securities affiliated at period end.

RetirementReady 2045 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Income Strategies Fund	$-	$-	$-	$-

Putnam Capital Opportunities Fund	1,984,713	3,915,251	20,852	2,463,911

Putnam Equity Income Fund	3,389,803	1,203,957	20,325	1,736,010

Putnam Fund for Growth and Income	2,030,637	8,614,785	52,046	1,768,114

Putnam International Equity Fund	2,431,192	10,683,287	78,715	2,311,903

Putnam International Growth and Income Fund	4,557,056	1,546,340	52,626	2,298,613

Putnam International New Opportunities Fund	4,190,487	1,622,039	42,205	2,256,909

Putnam Investors Fund	6,623,372	2,317,427	-	3,568,962

Putnam Mid Cap Value Fund	1,642,528	560,616	6,250	806,593

Putnam Vista Fund	1,504,293	542,612	-	833,182

Putnam Voyager Fund	2,310,163	7,902,068	-	3,511,763

Putnam Diversified Income Trust	374,791	167,591	7,667	196,715

Putnam High Yield Advantage Fund	858,642	376,990	24,291	453,048

Putnam Income Fund	383,738	1,350,112	35,617	501,779

Putnam Money Market Fund	363,871	402,751	11,452	310,431

Totals	$32,645,286	$41,205,826	$352,046	$23,017,933

Market values are shown for those securities affiliated at period end.

RetirementReady 2040 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Income Strategies Fund	$-	$-	$-	$-

Putnam Capital Opportunities Fund	2,528,844	4,914,557	28,164	3,114,952

Putnam Equity Income Fund	4,649,729	1,753,964	27,717	2,270,411

Putnam Fund for Growth and Income	2,609,828	11,160,833	69,501	2,282,262

Putnam International Equity Fund	3,001,397	13,479,801	103,853	2,857,053

Putnam International Growth and Income Fund	6,015,420	2,171,090	70,408	2,887,994

Putnam International New Opportunities Fund	5,525,139	2,271,283	56,449	2,835,233

Putnam Investors Fund	9,163,529	3,442,374	-	4,694,274

Putnam Mid Cap Value Fund	2,252,522	819,524	8,687	1,050,941

Putnam Vista Fund	2,059,108	795,291	-	1,086,088

Putnam Voyager Fund	2,977,652	10,184,921	-	4,618,755

Putnam Diversified Income Trust	1,732,264	816,087	35,203	868,256

Putnam High Yield Advantage Fund	1,394,496	644,717	39,272	702,751

Putnam Income Fund	806,717	3,285,877	78,507	1,011,820

Putnam Money Market Fund	476,137	1,236,223	34,237	713,442

Totals	$45,192,782	$56,976,542	$551,998	$30,994,232

Market values are shown for those securities affiliated at period end.

RetirementReady 2035 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Income Strategies Fund	$-	$-	$-	$-

Putnam Capital Opportunities Fund	3,592,509	6,709,629	41,624	4,728,745

Putnam Equity Income Fund	6,868,604	2,383,605	42,371	3,529,414

Putnam Fund for Growth and Income	3,855,754	16,322,270	104,942	3,532,377

Putnam International Equity Fund	4,204,411	19,150,423	148,080	4,192,335

Putnam International Growth and Income Fund	8,562,303	2,833,003	102,591	4,331,116

Putnam International New Opportunities Fund	7,846,116	2,977,492	82,255	4,252,234

Putnam Investors Fund	13,558,490	4,693,091	-	7,301,912

Putnam Mid Cap Value Fund	3,298,060	1,105,166	13,029	1,618,972

Putnam Vista Fund	3,014,629	1,073,648	-	1,672,866

Putnam Voyager Fund	4,291,011	14,582,328	-	7,184,548

Putnam Diversified Income Trust	4,179,019	1,842,331	88,517	2,215,100

Putnam High Yield Advantage Fund	3,141,891	1,358,206	92,026	1,673,845

Putnam Income Fund	1,755,846	7,996,273	178,175	2,227,738

Putnam Money Market Fund	880,498	2,527,328	67,638	1,399,596

Totals	$69,049,141	$85,554,793	$961,248	$49,860,798

Market values are shown for those securities affiliated at period end.

RetirementReady 2030 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Income Strategies Fund	$-	$-	$-	$-

Putnam Capital Opportunities Fund	4,085,990	7,418,967	49,774	5,796,068

Putnam Equity Income Fund	8,471,014	2,664,951	55,246	4,608,291

Putnam Fund for Growth and Income	4,592,240	19,094,072	132,288	4,707,422

Putnam International Equity Fund	5,011,649	21,284,896	200,330	5,769,495

Putnam International Growth and Income Fund	10,508,268	3,141,724	130,283	5,591,456

Putnam International New Opportunities Fund	9,557,060	3,275,183	104,317	5,489,316

Putnam Investors Fund	16,692,142	5,234,898	-	9,479,452

Putnam Mid Cap Value Fund	3,966,508	1,203,067	16,092	2,053,837

Putnam Vista Fund	3,625,797	1,170,292	-	2,122,680

Putnam Voyager Fund	5,012,181	16,752,310	-	9,326,985

Putnam Diversified Income Trust	7,902,764	3,208,465	174,971	4,448,791

Putnam High Yield Advantage Fund	5,411,237	2,154,273	165,847	3,060,657

Putnam Income Fund	2,787,689	12,283,908	308,775	4,116,938

Putnam Money Market Fund	1,457,189	4,779,690	122,855	2,478,095

Totals	$89,081,728	$103,666,696	$1,460,778	$69,049,483

Market values are shown for those securities affiliated at period end.

RetirementReady 2025 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Income Strategies Fund	$-	$-	$-	$-

Putnam Capital Opportunities Fund	4,478,853	8,754,997	58,582	6,700,908

Putnam Equity Income Fund	10,401,205	3,440,052	66,411	5,486,479

Putnam Fund for Growth and Income	5,159,502	23,795,649	161,376	5,495,666

Putnam International Equity Fund	4,984,035	25,948,397	206,193	5,854,807

Putnam International Growth and Income Fund	11,616,742	3,682,493	141,557	5,992,681

Putnam International New Opportunities Fund	10,537,566	3,790,115	113,479	5,882,843

Putnam Investors Fund	20,681,108	6,862,901	-	11,364,418

Putnam Mid Cap Value Fund	4,563,309	1,456,817	18,335	2,295,305

Putnam Vista Fund	4,187,252	1,430,216	-	2,372,499

Putnam Voyager Fund	5,501,998	20,694,813	-	11,181,447

Putnam Diversified Income Trust	12,940,208	5,436,717	285,311	7,102,219

Putnam High Yield Advantage Fund	7,650,257	3,151,230	233,155	4,219,112

Putnam Income Fund	4,190,623	18,765,626	522,553	7,059,761

Putnam Money Market Fund	2,361,995	7,964,364	223,488	4,549,776

Totals	$109,254,653	$135,174,387	$2,030,440	$85,557,921

Market values are shown for those securities affiliated at period end.

RetirementReady 2020 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Income Strategies Fund	$6,063,584	$2,697,666	$99,887	$3,196,161

Putnam Capital Opportunities Fund	4,709,310	9,065,491	67,957	7,058,898

Putnam Equity Income Fund	11,130,585	3,984,869	70,409	5,547,933

Putnam Fund for Growth and Income	5,141,379	26,481,423	174,437	5,497,109

Putnam International Equity Fund	3,381,809	20,859,219	151,579	3,918,034

Putnam International Growth and Income Fund	9,041,345	3,097,084	113,620	4,375,178

Putnam International New Opportunities Fund	8,120,730	3,120,652	90,968	4,294,856

Putnam Investors Fund	22,066,602	7,956,185	-	11,438,062

Putnam Mid Cap Value Fund	4,991,153	1,701,148	20,804	2,369,690

Putnam Vista Fund	4,579,646	1,701,024	-	2,449,733

Putnam Voyager Fund	5,382,030	23,378,836	-	11,253,545

Putnam Diversified Income Trust	19,588,700	8,730,520	431,595	10,264,903

Putnam High Yield Advantage Fund	8,918,889	3,885,582	270,691	4,697,163

Putnam Income Fund	5,897,496	32,837,399	823,022	10,211,623

Putnam Money Market Fund	3,433,910	10,953,672	353,217	7,286,402

Totals	$122,447,168	$160,450,770	$2,668,186	$93,859,290

Market values are shown for those securities affiliated at period end.

RetirementReady 2015 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Income Strategies Fund	$21,601,841	$8,092,786	$381,529	$12,899,927

Putnam Capital Opportunities Fund	3,778,477	6,822,645	53,790	6,267,913

Putnam Equity Income Fund	7,291,318	2,217,068	47,312	4,024,239

Putnam Fund for Growth and Income	3,900,687	18,953,482	125,767	4,324,740

Putnam International Equity Fund	2,169,836	9,300,164	98,987	2,883,478

Putnam International Growth and Income Fund	2,680,317	780,953	33,121	1,438,273

Putnam International New Opportunities Fund	2,403,624	780,953	26,532	1,411,927

Putnam Investors Fund	14,553,665	4,449,861	-	8,339,333

Putnam Mid Cap Value Fund	2,256,906	655,162	9,318	1,189,799

Putnam Vista Fund	2,081,472	655,206	-	1,229,734

Putnam Voyager Fund	3,783,684	16,741,053	-	8,204,813

Putnam Diversified Income Trust	25,215,604	9,400,355	591,092	14,966,523

Putnam High Yield Advantage Fund	7,911,998	2,887,684	255,236	4,716,994

Putnam Income Fund	6,318,692	39,209,765	900,755	11,286,747

Putnam Money Market Fund	4,649,759	17,951,222	521,485	10,753,637

Totals	$110,597,880	$138,898,359	$3,044,924	$93,938,077

Market values are shown for those securities affiliated at period end.

RetirementReady 2010 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Income Strategies Fund	$20,123,200	$9,039,733	$326,539	$10,533,470

Putnam Capital Opportunities Fund	2,105,216	2,192,273	20,965	2,245,198

Putnam Equity Income Fund	2,800,024	1,088,569	16,640	1,339,050

Putnam Fund for Growth and Income	1,250,872	7,210,006	34,423	845,855

Putnam International Equity Fund	851,508	903,012	35,675	947,339

Putnam International Growth and Income Fund	-	-	-	-

Putnam International New Opportunities Fund	-	-	-	-

Putnam Investors Fund	5,018,042	1,959,422	-	2,489,342

Putnam Mid Cap Value Fund	-	-	-	-

Putnam Vista Fund	-	-	-	-

Putnam Voyager Fund	1,769,243	6,513,517	-	2,449,171

Putnam Diversified Income Trust	17,396,933	7,852,276	373,554	9,006,183

Putnam High Yield Advantage Fund	4,198,061	1,846,618	125,214	2,196,244

Putnam Income Fund	4,408,270	28,462,073	457,367	4,464,097

Putnam Money Market Fund	4,744,099	15,980,562	383,534	7,264,591

Totals	$64,665,468	$83,048,061	$1,773,911	$43,780,540

Market values are shown for those securities affiliated at period end.

RetirementReady Maturity Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Income Strategies Fund	$15,297,139	$6,503,760	$255,093	$8,370,217

Putnam Capital Opportunities Fund	663,087	1,231,894	6,693	744,169

Putnam Equity Income Fund	3,347,253	1,239,134	20,029	1,661,376

Putnam Fund for Growth and Income	345,928	3,631,336	10,105	-

Putnam International Equity Fund	-	-	-	-

Putnam International Growth and Income Fund	-	-	-	-

Putnam International New Opportunities Fund	-	-	-	-

Putnam Investors Fund	1,671,339	620,464	-	859,352

Putnam Mid Cap Value Fund	-	-	-	-

Putnam Vista Fund	-	-	-	-

Putnam Voyager Fund	741,943	3,224,848	-	845,463

Putnam Diversified Income Trust	7,771,019	3,333,715	170,477	4,182,915

Putnam High Yield Advantage Fund	2,181,027	906,683	66,563	1,192,613

Putnam Income Fund	2,109,416	16,032,537	181,209	1,103,561

Putnam Money Market Fund	2,959,584	8,322,184	227,940	4,590,955

Totals	$37,087,735	$45,046,555	$938,109	$23,550,621

Market values are shown for those securities affiliated at period end.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 27, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 27, 2008